EQUITY - SCHEDULE OF MOVEMENT IN THE NUMBER OF COMMON UNITS AND GENERAL PARTNER UNITS (Details) - shares	1 Months Ended			4 Months Ended	9 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Jan. 31, 2018	Jun. 30, 2018	Sep. 30, 2018
Preferred Units
Increase (Decrease) in Limited Partners' Capital Account, Units Outstanding [Roll Forward]
Preferred units beginning balance (in shares)			5,520,000		5,520,000
Preferred units ending balance (in shares)					5,520,000
GP Units
Increase (Decrease) in Limited Partners' Capital Account, Units Outstanding [Roll Forward]
GP Units, beginning balance (in shares)			1,423,843		1,423,843
ATM program issuances (in shares)			12,548
GP Units, ending balance (in shares)					1,436,391
Common Units
Increase (Decrease) in Limited Partners' Capital Account, Units Outstanding [Roll Forward]
Common Units, beginning balance (in shares)			69,768,261		69,768,261
ATM program issuances (in shares)			617,969
Units repurchased (in shares)	(96,100)	(439,672)		(535,772)	(535,772)
Common Units, ending balance (in shares)					69,850,458